Net loss per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share

The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted method, have been excluded from the computation of diluted weighted-average shares outstanding for the periods indicated, because including them would have had an anti-dilutive impact:

	September 30, 2018	September 30, 2017
Options to purchase common stock	2,580,639	2,701,922
Unvested restricted common stock	2,709	430,439

Total	2,583,348	3,132,361

The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted method, have been excluded from the computation of diluted weighted-average shares outstanding for the periods indicated, because including them would have had an anti-dilutive impact:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Options to purchase common stock	2,580,491	2,156,250	1,824,973
Unvested restricted common stock	174,988	1,196,792	2,202,262

Total	2,755,479	3,353,042	4,027,235